Operating Leases (Details) - Schedule of Right-Of-Use (“Rou”) Assets and Operating Lease Liabilities - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Schedule of Right-Of-Use (“Rou”) Assets and Operating Lease Liabilities [Abstract]
Operating lease asset	$ 209,153	$ 303,227
Total lease asset	209,153	303,227
Liability
Operating lease liability – current portion	115,388	93,241
Operating lease liability – noncurrent portion	86,912	178,226
Total lease liability	$ 202,300	$ 271,467